Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Company
Condensed Financial Information of the Company

35       Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s Consolidated Financial Statements. The results of operations reflected in the financial statements prepared in accordance with IFRS differ from those reflected in the statutory financial statements of the Company prepared in accordance with Lux GAAP (see Note 26.c).

Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the Consolidated Financial Statements of the Group.

For the purpose of presenting parent only financial information, the Company records its investments in subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as Investments in subsidiaries and the income/loss of the subsidiaries are presented as Share of (loss) / income in subsidiaries and associates. Certain information and footnote disclosures generally included in the Consolidated Financial Statements prepared in accordance with IFRS have been condensed and omitted.

As of December 31, 2024, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those that have been separately disclosed in the Consolidated Financial Statements, mainly included in Note 22 and 26.b.

35       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF INCOME

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Continuing operations
Selling, general and administrative expenses	(7,816)	(7,728)	(7,342)
Other operating income	5	2,972	6
Other operating expense	—	(1)	(5)
Operating loss	(7,811)	(4,757)	(7,341)
Share of income in subsidiaries and associates	283,083	247,585	182,050
Income before financial results and income tax	275,272	242,828	174,709
Financial income	6,573	1,905	1,874
Financial loss	(723)	(586)	(429)
Income before income tax from continuing operations	281,122	244,147	176,154
Income tax	(1,854)	(4,629)	(1,307)
Income for the year	279,268	239,518	174,847

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2024	31, 2023	31, 2022
Income for the year	279,268	239,518	174,847

Items that may be reclassified to profit or loss:
Share of other comprehensive income / (loss) from subsidiaries and associates from continuing operations	363,884	(231,688)	70,849
Total comprehensive income for the year	643,152	7,830	245,696

35       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF FINANCIAL POSITION

	At December	At December
	31, 2024	31, 2023

ASSETS
Non-current assets
Property, plant and equipment, net	24	12
Right-of-use asset	227	270
Investments in subsidiaries	1,390,616	746,199
Investments in associates	10,001	10,264
Other financial assets at amortized cost	3,543	3,920
Current assets
Other financial assets at fair value through profit or loss	2,205	2,200
Other financial assets at amortized cost	—	31
Other receivables	210	202
Cash and cash equivalents	1,152	1,325
Total assets	1,407,978	764,423

EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,094)	(4,322)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(117,705)	(482,852)
Legal reserves	7,419	3,676
Other reserves	(1,344,247)	(1,343,094)
Retained earnings	744,310	467,981
Equity	1,369,274	724,980

LIABILITIES
Non-current liabilities
Deferred tax liabilities	2,500	3,648
Lease liabilities	190	229
Current liabilities
Borrowings	33,999	33,413
Other liabilities	1,751	1,773
Lease liabilities	30	49
Trade payables	234	331
Total liabilities	38,704	39,443
Total equity and liabilities	1,407,978	764,423

35       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF CASH FLOWS

	For the year ended	For the year ended	For the year ended
Cash flows from operating activities	December 31, 2024	December 31, 2023	December 31, 2022
Income for the year	279,268	239,518	174,847
Adjustments for:
Amortization and depreciation	59	40	57
Deferred income tax	(1,148)	2,418	202
Income tax accrued	3,002	2,211	1,105
Share of income in subsidiaries and associates	(283,083)	(247,585)	(182,050)
Interest expense	587	559	426
Net foreign exchange	(44)	(471)	(1,874)
Other financial results, net	(582)	(145)	3
Share base compensation	507	420	317
Changes in working capital	149	(2,919)	760
Net cash used in operating activities	(1,285)	(5,954)	(6,207)
Net cash used in discontinued activities	—	—	—
Cash contribution in subsidiaries and associates	(208,562)	(58,987)	(36,417)
Acquisition of other financial assets	(29,491)	—	—
Disposals of other financial assets	30,482	760	—
Property, plant and equipment acquisitions	(28)	—	—
Dividends and refund of cash contributions from subsidiaries	208,796	64,344	57,000
Net cash provided by investing activities	1,197	6,117	20,583
Net cash used in discontinued investing activities	—	—	(14,700)
Principal elements of lease payments	(49)	(44)	(53)
Net cash used in by financing activities	(49)	(44)	(53)
Net cash used in discontinued operations from financing activities	—	—	—

(Decrease) / increase in cash and cash equivalents	(137)	119	14,323
Decrease in cash and cash equivalents from discontinued operations	—	—	(14,700)

Cash and cash equivalents
At the beginning of the year	1,325	1,220	1,614
Effect of exchange rate changes in cash and cash equivalents	(36)	(14)	(17)
(Decrease) / increase in cash and cash equivalents	(137)	119	(377)
At the end of the year	1,152	1,325	1,220